UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2014



[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA EMERGING MARKETS FUND]

 ==============================================================

        SEMIANNUAL REPORT
        USAA EMERGING MARKETS FUND
        FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
        NOVEMBER 30, 2014

 ==============================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"...[A] KEY DETERMINANT OF INVESTMENT
SUCCESS IS THE ABILITY TO DEAL WITH OUR             [PHOTO OF BROOKS ENGLEHARDT]
EMOTIONAL REACTIONS."

--------------------------------------------------------------------------------

JANUARY 2015

The reporting period was perilous for those who believe they can gauge - and trade - the direction of the financial markets. When the period began in June of last year, many observers believed that longer-term interest rates could not get any lower. In fact, they continued to trend down as the Federal Reserve (the
Fed) gradually tapered (or reduced), and eventually, ended its quantitative easing (QE) bond-buying program. The yield on a 10-year U.S. Treasury, which began the period at 2.48%, ended it at 2.17%. As yields fell, bond prices rose (bond prices and yields move in opposite directions), with longer-term and intermediate-term U.S. Treasuries generating the highest bond-market returns for the reporting period overall. U.S. large-cap stocks performed even better than U.S. Treasuries. After dipping sharply in the first two weeks of October, large-cap stocks rallied and finished the period with a solid gain.

The performance of other asset classes was quite different. During the reporting period, investors generally sold off European stocks, which ended the period in negative territory. Japanese equities notched a gain, but they underperformed versus the broad U.S. stock market. U.S. small-cap stocks declined for most of the period, rebounding during the final weeks to eke out a small positive return. Within fixed-income securities, high-yield spreads (or yield differentials versus risk-free U.S. Treasuries of comparable maturity) widened, suggesting investors were growing concerned about corporate fundamentals amid weaker global economic growth.

Indeed, while the U.S. economy continued to strengthen during the reporting period, other economies did not fare well. Europe's economic growth slowed, Japan struggled to jumpstart its declining economy, and the former engine of global growth - China - weakened. The monetary policies of global central banks reflected the divergence between those economies and our own. As the Fed was ending its QE program, other central banks were easing monetary policy further, pushing down interest rates around the world. At the same time, inflation pressures eased as oil prices fell by nearly a third during the reporting period and natural gas,

================================================================================

================================================================================

copper, and agricultural commodity prices also declined. Gold prices, however, held up relatively well in comparison, falling only modestly.

Few could have foreseen this investment landscape when the reporting period started. Despite what some experts say, no one can be sure exactly what will happen in the financial markets. I suspect those who tried to time the markets were surprised by the performance of certain asset classes. Under the circumstances, if you decided to adhere to your long-term investment plan, you have every reason to congratulate yourself. This is all the more true when you consider the dramatic headlines that dominated the period, including Russia's involvement in the Ukraine, the Ebola crisis, and the uncertainty in the Middle East. In my opinion, a key determinant of investment success is the ability to deal with our emotional reactions. We believe investors should strive to ignore media noise and focus instead on relevant information, such as the direction of interest rates and the condition of the U.S. economy, which can provide them with the perspective they need to manage their investments. In this respect, a long-term plan can be extremely useful.

That said, as we look ahead to 2015, it may be a good time to review your investment plan and make sure it still suits your goals, risk tolerance, and time horizon. You also may want to rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. If you would like some help, please call one of our financial advisors. They would be happy to assist you.

At USAA Investments, we remain committed to providing you with our best advice, top-notch service and a wide variety of investment choices. Rest assured we will continue monitoring global economic trends, central bank monetary policy, and other factors that potentially could affect your investments. From all of us here, I would like to thank you for the opportunity to serve your investment needs.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market illiquidity, political instability, and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License #0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Portfolio of Investments                                                   13

  Notes to Portfolio of Investments                                          26

  Financial Statements                                                       28

  Notes to Financial Statements                                              31

EXPENSE EXAMPLE                                                              49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA EMERGING MARKETS FUND (THE FUND) SEEKS CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of emerging market companies. The "equity securities" in which the Fund principally invests are common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

Lazard Asset Management                 Brandes Investment Partners, L.P.
    JAI JACOB                                DOUGLAS C. EDMAN, CFA
    JAMES M. DONALD, CFA                     CHRISTOPHER J. GARRETT, CFA
    KEVIN O'HARE, CFA                        LOUIS Y. LAU, CFA
    STEPHEN MARRA, CFA                       GREG RIPPEL, CFA
                                             GERARDO ZAMORANO, CFA
Victory Capital Management, Inc.
    MARGARET LINDSAY
    TIFFANY KUO, CFA
    JOSHUA LINDLAND, CFA

--------------------------------------------------------------------------------

    PLEASE CHARACTERIZE THE PERFORMANCE OF EMERGING MARKETS DURING THE REPORTING PERIOD.

    Emerging markets turned in a mixed performance for the reporting period ended November 30, 2014. Across Europe, economic measures continued to disappoint. European Central Bank President Mario Draghi recognized the risks of failing to achieve sustained economic growth, but his power to employ "full-blown" quantitative easing was constrained by institutional limitations. China continued to manage through a significant slowdown and the rising valuation of its currency. In September, economists reduced Brazil's economic growth from 0.52% to 0.48% for 2014. Around the globe, most commodity businesses suffered from overcapacity and commodity prices remained weak. At period end, emerging market equities were trading at a significant discount to historical earnings multiples in the face of several obstacles, including tensions between Russia and Ukraine; commodity price pressures on producing nations; tensions in the Middle East; and political unrest within Thailand, Greece, and parts of China.

================================================================================

2  | USAA EMERGING MARKETS FUND

================================================================================

o HOW DID THE USAA EMERGING MARKETS FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended November 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had total returns of -3.53%, -3.48%, and -3.71%, respectively. This compares to returns of -1.12% for the Lipper Emerging Markets Funds Index and -0.82% for the MSCI Emerging Markets Index.

    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadvisers. Brandes Investment Partners L.P. (Brandes), Lazard Asset Management (Lazard), and Victory Capital Management, Inc. (Victory) are subadvisers to the Fund. The subadvisers each provide day-to-day discretionary management for a portion of the Fund's assets.

o   HOW DID BRANDES' PORTION OF THE FUND PERFORM?

    Principal performance detractors included several positions within financials. Shares of Sberbank of Russia, for example, were negatively affected by the Russia-Ukraine crisis escalation, while stocks of Austria-based Erste Group Bank AG (Erste) declined following the passage of a new law in Hungary - one of the company's main markets - that required Erste to devote additional financial resources to its foreign-exchange-denominated loans. Additionally, holdings such as China's Yingde Gases Group Co. and Russia-based Gazprom OAO ADR hurt performance during the period.

    You will find a complete list of securities that the Fund owns on pages
    13-25.

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    In contrast, a number of portfolio holdings performed well over the reporting period. Hong Kong's jewelry retailer Luk Fook Holdings International Ltd.; Brazil-based Banco do Brasil S.A.; and Mexico- based wireless telecom services provider America Movil S.A.B. de C.V. ADR "L" all contributed positively.

o   PLEASE DESCRIBE THE PERFORMANCE OF LAZARD'S PORTION OF THE FUND.

    On a sector basis, stock selection, an overweight in information technology, and an underweight in materials added to relative performance. Conversely, stock selection in the financials, energy, telecommunications services, and consumer discretionary sectors detracted from relative return, as did an overweight in energy. On a country basis, stock selection and an underweight in South Korea, stock selection and overweights in India and China, and an overweight in Turkey contributed to returns. In contrast, an overweight and stock selection in Russia and Colombia as well as stock selection in Mexico and Brazil detracted from performance.

o   HOW DID VICTORY'S PORTION OF THE FUND PERFORM?

    Holdings in health care technology, producer manufacturing, and consumer durables were among the top contributors, while positions in finance, consumer nondurables, and industrial services detracted. On a country basis, stock selection was strong in India and South Korea, but hindered performance in Taiwan and Hong Kong.

    At the stock level, top contributors included the Indian companies Ajanta Pharma Ltd., a biopharmaceutical producer, and Eicher Motors Ltd., a motorbike and commercial vehicles manufacturer. Brasil Insurance Participacoes e Administracao S.A., a Brazilian insurance brokerage, and Datasonic Group Berhad, a Malaysian smart ID card company, were among the individual detractors.

    Thank you for your investment in the Fund.

================================================================================

4  | USAA EMERGING MARKETS FUND

================================================================================

INVESTMENT OVERVIEW

USAA EMERGING MARKETS FUND SHARES (FUND SHARES) (Ticker Symbol: USEMX)

--------------------------------------------------------------------------------
                                        11/30/14                   5/31/14
--------------------------------------------------------------------------------

Net Assets                           $490.1 Million            $503.1 Million
Net Asset Value Per Share                 $17.50                   $18.14


--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
   5/31/14-11/30/14*          1 YEAR               5 YEARS         10 YEARS

   -3.53%                     -0.83%               0.77%           6.81%

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                       5 YEARS                            10 YEARS

   -7.10%                        -1.42%                              5.50%


--------------------------------------------------------------------------------
                              EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                         1.52%

                     (includes acquired fund fees and expenses of 0.02%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     LIPPER EMERGING     USAA EMERGING
                  MSCI EMERGING       MARKETS FUNDS      MARKETS FUND
                  MARKETS INDEX          INDEX               SHARES
11/30/04           $10,000.00          $10,000.00          $10,000.00
12/31/04            10,481.42           10,518.20           10,493.60
01/31/05            10,514.59           10,555.59           10,393.98
02/28/05            11,437.86           11,435.73           11,182.66
03/31/05            10,684.33           10,658.19           10,402.28
04/30/05            10,399.55           10,397.36           10,194.73
05/31/05            10,765.71           10,719.04           10,452.09
06/30/05            11,137.33           11,074.86           10,842.28
07/31/05            11,925.38           11,839.36           11,523.04
08/31/05            12,032.73           12,023.45           11,572.85
09/30/05            13,154.74           13,075.00           12,494.36
10/31/05            12,295.27           12,286.58           11,622.66
11/30/05            13,313.28           13,207.48           12,436.25
12/31/05            14,101.93           13,952.68           13,173.97
01/31/06            15,685.57           15,558.63           14,369.32
02/28/06            15,670.63           15,467.58           14,377.68
03/31/06            15,811.11           15,677.46           14,670.25
04/30/06            16,939.32           16,788.04           15,648.27
05/31/06            15,168.39           14,942.20           14,060.03
06/30/06            15,136.25           14,868.19           13,976.44
07/31/06            15,362.63           15,187.77           14,060.03
08/31/06            15,761.72           15,601.38           14,352.60
09/30/06            15,894.21           15,717.48           14,603.38
10/31/06            16,649.76           16,538.37           15,263.75
11/30/06            17,890.04           17,625.11           16,350.43
12/31/06            18,697.26           18,427.24           17,041.97
01/31/07            18,503.56           18,338.96           16,949.03
02/28/07            18,396.38           18,166.90           16,737.80
03/31/07            19,136.01           18,859.42           17,320.79
04/30/07            20,024.65           19,752.87           18,005.18
05/31/07            21,021.67           20,815.87           19,154.26
06/30/07            22,015.99           21,540.81           19,855.55
07/31/07            23,189.03           22,321.71           20,675.11
08/31/07            22,703.83           21,837.85           20,320.25
09/30/07            25,212.86           23,956.36           22,018.53
10/31/07            28,026.58           26,512.49           24,215.32
11/30/07            26,041.61           24,883.41           22,609.97
12/31/07            26,134.64           25,107.66           22,769.28
01/31/08            22,880.84           22,334.78           20,733.16
02/29/08            24,578.05           23,309.62           21,579.22
03/31/08            23,279.63           22,223.64           20,714.56
04/30/08            25,172.60           23,904.65           22,360.20
05/31/08            25,646.89           24,344.98           22,750.69
06/30/08            23,093.14           21,840.46           20,556.51
07/31/08            22,240.33           21,076.87           19,989.37
08/31/08            20,471.15           19,475.47           18,492.49
09/30/08            16,890.83           16,281.82           15,489.43
10/31/08            12,270.64           11,553.49           11,128.96
11/30/08            11,347.81           10,564.83           10,143.44
12/31/08            12,236.00           11,358.97           11,009.45
01/31/09            11,450.79           10,378.66           10,102.30
02/28/09            10,806.74            9,794.11            9,607.50
03/31/09            12,361.25           11,056.59           10,803.28
04/30/09            14,420.18           12,883.49           12,576.34
05/31/09            16,892.52           15,217.43           14,854.51
06/30/09            16,668.32           15,037.50           14,596.80
07/31/09            18,554.55           16,776.89           16,266.77
08/31/09            18,493.12           16,844.74           16,318.31
09/30/09            20,174.76           18,348.81           17,874.89
10/31/09            20,201.58           18,125.95           17,679.03
11/30/09            21,070.37           19,119.45           18,596.49
12/31/09            21,905.06           19,792.63           19,246.74
01/31/10            20,686.92           18,685.61           18,199.37
02/28/10            20,764.07           18,843.65           18,323.81
03/31/10            22,442.06           20,403.07           19,785.99
04/30/10            22,718.97           20,548.66           19,858.58
05/31/10            20,516.11           18,610.72           17,826.05
06/30/10            20,581.79           18,618.06           17,784.57
07/31/10            22,310.32           20,355.09           19,464.52
08/31/10            21,884.54           19,959.09           18,977.12
09/30/10            24,319.53           22,220.90           21,061.50
10/31/10            25,027.80           22,908.79           21,559.26
11/30/10            24,368.12           22,328.40           21,092.61
12/31/10            26,109.89           23,779.49           22,560.49
01/31/11            25,406.47           23,011.39           21,830.04
02/28/11            25,173.30           22,797.17           21,558.73
03/31/11            26,657.31           23,978.32           22,643.97
04/30/11            27,490.02           24,839.93           23,217.90
05/31/11            26,779.90           24,186.11           22,508.32
06/30/11            26,379.19           23,871.85           22,111.79
07/31/11            26,279.98           23,827.85           21,850.91
08/31/11            23,941.13           21,870.61           19,774.34
09/30/11            20,454.68           18,470.63           16,518.62
10/31/11            23,166.08           20,735.78           18,563.88
11/30/11            21,623.40           20,055.84           17,937.78
12/31/11            21,364.85           19,410.16           17,193.60
01/31/12            23,792.33           21,445.27           19,252.91
02/29/12            25,221.88           22,722.44           20,255.32
03/31/12            24,385.41           22,235.26           19,340.07
04/30/12            24,098.15           21,962.68           18,991.41
05/31/12            21,408.18           19,584.64           16,834.04
06/30/12            22,244.49           20,491.99           17,542.26
07/31/12            22,694.43           20,688.37           17,683.91
08/31/12            22,628.84           20,834.14           17,662.12
09/30/12            23,998.78           21,929.69           18,740.80
10/31/12            23,855.66           21,868.43           18,359.45
11/30/12            24,160.29           22,111.76           18,315.87
12/31/12            25,344.52           23,312.73           19,361.99
01/31/13            25,697.89           23,650.01           19,702.45
02/28/13            25,378.73           23,427.62           19,779.33
03/31/13            24,947.12           23,180.66           19,383.96
04/30/13            25,144.92           23,511.25           19,482.80
05/31/13            24,511.65           22,906.90           19,153.33
06/30/13            22,962.86           21,445.96           17,769.55
07/31/13            23,215.20           21,786.50           18,022.14
08/31/13            22,825.61           21,081.94           17,538.91
09/30/13            24,317.21           22,602.94           18,845.82
10/31/13            25,502.22           23,587.21           19,669.50
11/30/13            25,131.31           23,194.69           19,482.80
12/31/13            24,770.01           23,011.93           19,287.95
01/31/14            23,167.07           21,464.78           17,830.59
02/28/14            23,939.37           22,251.76           18,338.45
03/31/14            24,679.59           22,912.49           19,022.97
04/30/14            24,771.47           23,061.21           19,022.97
05/31/14            25,641.75           23,908.35           20,027.67
06/30/14            26,334.62           24,515.06           20,557.62
07/31/14            26,865.46           24,673.09           20,546.58
08/31/14            27,481.63           25,355.01           21,087.57
09/30/14            25,450.31           23,641.29           19,365.23
10/31/14            25,753.34           23,869.41           19,696.45
11/30/14            25,482.49           23,641.47           19,321.07

                                   [END CHART]

                         Data from 11/30/04 to 11/30/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Emerging Markets Fund Shares to the following benchmarks:

o The unmanaged MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

o The unmanaged Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds within the Lipper Emerging Markets Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

6  | USAA EMERGING MARKETS FUND

================================================================================

USAA EMERGING MARKETS FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIEMX)


--------------------------------------------------------------------------------
                                      11/30/14                      5/31/14
--------------------------------------------------------------------------------

Net Assets                              $697.2 Million           $730.9 Million
Net Asset Value Per Share                  $17.47                    $18.10


--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
   5/31/14-11/30/14*        1 YEAR         5 YEARS     SINCE INCEPTION 8/01/08

        -3.48%              -0.66%         1.08%              -0.01%

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                    5 YEARS                   SINCE INCEPTION 8/01/08

   -6.90%                    -1.12%                           -1.17%


--------------------------------------------------------------------------------
                               EXPENSE RATIO AS OF 5/31/14**
--------------------------------------------------------------------------------

                                        1.31%


                (includes acquired fund fees and expenses of 0.02%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           LIPPER EMERGING           USAA EMERGING
                    MSCI EMERGING          MARKETS FUNDS              MARKETS FUND
                    MARKETS INDEX             INDEX             INSTITUTIONAL SHARES
07/31/08             $10,000.00             $10,000.00               $10,000.00
08/31/08               9,204.52               9,240.21                 9,355.60
09/30/08               7,594.69               7,724.97                 7,836.31
10/31/08               5,517.29               5,481.60                 5,630.29
11/30/08               5,102.36               5,012.52                 5,131.70
12/31/08               5,501.72               5,389.31                 5,573.05
01/31/09               5,148.66               4,924.20                 5,117.78
02/28/09               4,859.08               4,646.85                 4,871.84
03/31/09               5,558.04               5,245.84                 5,484.09
04/30/09               6,483.80               6,112.62                 6,384.15
05/31/09               7,595.45               7,219.97                 7,545.85
06/30/09               7,494.64               7,134.60                 7,415.03
07/31/09               8,342.75               7,959.86                 8,273.23
08/31/09               8,315.13               7,992.05                 8,299.39
09/30/09               9,071.25               8,705.66                 9,094.79
10/31/09               9,083.31               8,599.92                 9,000.60
11/30/09               9,473.95               9,071.29                 9,471.56
12/31/09               9,849.25               9,390.69                 9,807.63
01/31/10               9,301.54               8,865.46                 9,273.63
02/28/10               9,336.23               8,940.44                 9,342.36
03/31/10              10,090.71               9,680.31                10,093.13
04/30/10              10,215.22               9,749.39                10,130.14
05/31/10               9,224.74               8,829.92                 9,104.44
06/30/10               9,254.27               8,833.41                 9,083.29
07/31/10              10,031.48               9,657.55                 9,945.09
08/31/10               9,840.03               9,469.67                 9,701.89
09/30/10              10,934.88              10,542.79                10,769.89
10/31/10              11,253.34              10,869.16                11,028.96
11/30/10              10,956.73              10,593.79                10,732.88
12/31/10              11,739.89              11,282.27                11,541.35
01/31/11              11,423.61              10,917.84                11,178.18
02/28/11              11,318.77              10,816.20                11,044.66
03/31/11              11,986.03              11,376.60                11,600.10
04/30/11              12,360.44              11,785.40                11,899.18
05/31/11              12,041.15              11,475.19                11,536.01
06/30/11              11,860.98              11,326.09                11,338.40
07/31/11              11,816.37              11,305.21                11,204.89
08/31/11              10,764.74              10,376.59                10,142.08
09/30/11               9,197.12               8,763.46                 8,475.76
10/31/11              10,416.25               9,838.17                 9,527.89
11/30/11               9,722.61               9,515.57                 9,207.45
12/31/11               9,606.36               9,209.22                 8,829.95
01/31/12              10,697.83              10,174.79                 9,888.20
02/29/12              11,340.61              10,780.75                10,408.93
03/31/12              10,964.50              10,549.60                 9,938.60
04/30/12              10,835.34              10,420.27                 9,759.42
05/31/12               9,625.84               9,292.01                 8,656.38
06/30/12              10,001.88               9,722.50                 9,025.93
07/31/12              10,204.18               9,815.67                 9,098.72
08/31/12              10,174.69               9,884.83                 9,087.52
09/30/12              10,790.66              10,404.62                 9,641.84
10/31/12              10,726.31              10,375.56                 9,451.47
11/30/12              10,863.28              10,491.01                 9,429.07
12/31/12              11,395.75              11,060.81                 9,973.87
01/31/13              11,554.64              11,220.84                10,149.75
02/28/13              11,411.13              11,115.32                10,195.14
03/31/13              11,192.26              10,998.15                 9,990.89
04/30/13              11,306.01              11,155.00                10,047.63
05/31/13              11,021.27              10,868.26                 9,877.42
06/30/13              10,324.88              10,175.11                 9,162.57
07/31/13              10,438.34              10,336.69                 9,293.06
08/31/13              10,263.17              10,002.41                 9,049.10
09/30/13              10,933.84              10,724.05                 9,724.23
10/31/13              11,466.66              11,191.04                10,149.74
11/30/13              11,299.89              11,004.81                10,058.97
12/31/13              11,137.43              10,918.10                 9,958.64
01/31/14              10,416.70              10,184.05                 9,209.31
02/28/14              10,763.95              10,557.43                 9,478.16
03/31/14              11,096.78              10,870.92                 9,832.80
04/30/14              11,138.09              10,941.48                 9,832.80
05/31/14              11,529.40              11,343.41                10,353.33
06/30/14              11,840.94              11,631.26                10,627.89
07/31/14              12,079.62              11,706.24                10,622.17
08/31/14              12,356.67              12,029.78                10,902.45
09/30/14              11,443.32              11,216.70                10,010.12
10/31/14              11,579.57              11,324.93                10,187.44
11/30/14              11,457.79              11,216.79                 9,992.96

                                   [END CHART]

                        Data from 7/31/08 to 11/30/14.*

                       See page 6 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

8  | USAA EMERGING MARKETS FUND

================================================================================

USAA EMERGING MARKETS FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UAEMX)

--------------------------------------------------------------------------------
                                           11/30/14               5/31/14
--------------------------------------------------------------------------------
Net Assets                               $4.8 Million           $5.0 Million
Net Asset Value Per Share                   $17.41                 $18.08

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14
--------------------------------------------------------------------------------
   5/31/14-11/30/14*               1 YEAR             SINCE INCEPTION 8/01/10
        -3.71%                      -1.01%                      -1.09%

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
   1 YEAR                                             SINCE INCEPTION 8/01/10
   -7.29%                                                      -2.75%

--------------------------------------------------------------------------------
                       EXPENSE RATIOS AS OF 5/31/14**
--------------------------------------------------------------------------------
   BEFORE REIMBURSEMENT     1.79%           AFTER REIMBURSEMENT         1.75%

                  (includes acquired fund fees and expenses of 0.02%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2014, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2015, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.75% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2015. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. Prior to October 1, 2014, the Adviser Shares' expense limitation was 2.00% of average net assets.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LIPPER EMERGING                         USAA EMERGING
                   MARKETS FUNDS       MSCI EMERGING       MARKETS FUND
                      INDEX            MARKETS INDEX      ADVISER SHARES
07/31/10           $10,000.00           $10,000.00         $10,000.00
08/31/10             9,805.45             9,809.16           9,516.13
09/30/10            10,916.63            10,900.57          10,556.71
10/31/10            11,254.57            11,218.03          10,801.25
11/30/10            10,969.44            10,922.35          10,567.12
12/31/10            11,682.33            11,703.05          11,294.94
01/31/11            11,304.98            11,387.76          10,923.50
02/28/11            11,199.74            11,283.25          10,787.48
03/31/11            11,780.01            11,948.42          11,326.33
04/30/11            12,203.30            12,321.66          11,608.83
05/31/11            11,882.09            12,003.37          11,247.85
06/30/11            11,727.70            11,823.76          11,049.05
07/31/11            11,706.09            11,779.29          10,913.03
08/31/11            10,744.54            10,730.96           9,871.95
09/30/11             9,074.20             9,168.26           8,244.94
10/31/11            10,187.02            10,383.57           9,265.09
11/30/11             9,852.98             9,692.10           8,945.97
12/31/11             9,535.77             9,576.22           8,571.56
01/31/12            10,535.58            10,664.27           9,594.06
02/29/12            11,163.03            11,305.03          10,094.43
03/31/12            10,923.68            10,930.10           9,632.13
04/30/12            10,789.77            10,801.35           9,458.09
05/31/12             9,621.49             9,595.64           8,381.21
06/30/12            10,067.25             9,970.49           8,729.29
07/31/12            10,163.73            10,172.16           8,799.99
08/31/12            10,235.34            10,142.77           8,783.68
09/30/12            10,773.56            10,756.81           9,316.68
10/31/12            10,743.46            10,692.66           9,120.88
11/30/12            10,863.01            10,829.20           9,093.70
12/31/12            11,453.02            11,359.99           9,616.54
01/31/13            11,618.72            11,518.38           9,775.18
02/28/13            11,509.46            11,375.33           9,813.47
03/31/13            11,388.13            11,157.14           9,611.07
04/30/13            11,550.55            11,270.53           9,660.30
05/31/13            11,253.64            10,986.68           9,490.72
06/30/13            10,535.91            10,292.48           8,801.49
07/31/13            10,703.22            10,405.59           8,921.83
08/31/13            10,357.08            10,230.96           8,681.14
09/30/13            11,104.31            10,899.53           9,326.62
10/31/13            11,587.87            11,430.68           9,725.94
11/30/13            11,395.03            11,264.43           9,632.95
12/31/13            11,305.24            11,102.49           9,535.75
01/31/14            10,545.16            10,384.01           8,812.77
02/28/14            10,931.79            10,730.18           9,064.72
03/31/14            11,256.39            11,061.96           9,404.30
04/30/14            11,329.46            11,103.14           9,404.30
05/31/14            11,745.63            11,493.22           9,902.72
06/30/14            12,043.70            11,803.78          10,160.15
07/31/14            12,121.33            12,041.71          10,154.67
08/31/14            12,456.34            12,317.89          10,417.58
09/30/14            11,614.44            11,407.41           9,557.66
10/31/14            11,726.50            11,543.24           9,721.98
11/30/14            11,614.52            11,421.83           9,535.75

                                   [END CHART]

                         Data from 7/31/10 to 11/30/14.*

                         See page 6 for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

*The performance of the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

10  | USAA EMERGING MARKETS FUND

================================================================================

                        o TOP 10 INDUSTRIES* - 11/30/14 o
                                (% of Net Assets)

Diversified Banks .......................................................... 19.9%
Internet Software & Services ................................................ 5.6%
Semiconductors .............................................................. 4.9%
Wireless Telecommunication Services ......................................... 4.3%
Integrated Oil & Gas ........................................................ 4.0%
Technology Hardware, Storage, & Peripherals ................................. 3.4%
Oil & Gas Exploration & Production .......................................... 2.8%
Pharmaceuticals ............................................................. 2.5%
Automobile Manufacturers .................................................... 2.4%
Packaged Foods & Meat ....................................................... 2.3%

                      o TOP 10 EQUITY HOLDINGS - 11/30/14 o
                                (% of Net Assets)

Baidu, Inc. ADR ............................................................. 3.3%
Samsung Electronics Co. Ltd ................................................. 2.4%
Axis Bank Ltd. GDR .......................................................... 1.8%
Taiwan Semiconductor Manufacturing
   Co. Ltd. ADR ............................................................. 1.8%
NetEase, Inc. ADR ........................................................... 1.7%
Koc Holding A.S. ADR ........................................................ 1.4%
China Construction Bank Corp. "H" ........................................... 1.4%
Banco do Brasil S.A. ........................................................ 1.4%
Shinhan Financial Group Co. Ltd. ............................................ 1.3%
Hyundai Mobis Co. Ltd. ...................................................... 1.3%

*Excludes exchange-traded funds.

You will find a complete list of securities that the Fund owns on pages 13-25.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                       o COUNTRY ALLOCATION - 11/30/14 o

                       [PIE CHART OF COUNTRY ALLOCATION]

CHINA                                                              16.0%
BRAZIL                                                             12.0%
KOREA                                                              11.6%
INDIA                                                               8.9%
RUSSIA                                                              7.7%
TURKEY                                                              7.2%
TAIWAN                                                              7.0%
INDONESIA                                                           4.5%
HONG KONG                                                           4.1%
MEXICO                                                              3.1%
OTHER*                                                             17.6%

                                   [END CHART]

*Includes countries with less than 3% of portfolio and money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA EMERGING MARKETS FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (98.0%)

             COMMON STOCKS (94.8%)

             CONSUMER DISCRETIONARY (11.8%)
             -----------------------------
             ADVERTISING (0.2%)
   734,690   ITE Group plc                                                               $    1,767
                                                                                         ----------
             APPAREL RETAIL (0.2%)
   129,073   Mr. Price Group Ltd.                                                             2,753
                                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
26,624,000   Bosideng International Holdings Ltd., acquired
              10/17/2012 - 5/8/2014; cost $6,200(a)                                           4,051
 1,774,000   Cosmo Lady China Holdings Co. Ltd.*                                              1,135
                                                                                         ----------
                                                                                              5,186
                                                                                         ----------
             AUTO PARTS & EQUIPMENT (1.5%)
 1,465,936   Hota Industrial Manufacturing Co. Ltd.                                           2,672
    67,479   Hyundai Mobis Co. Ltd.                                                          15,043
                                                                                         ----------
                                                                                             17,715
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (2.0%)
 2,436,000   Dongfeng Motor Group Co. Ltd.                                                    3,719
   430,242   Ford Otomotiv Sanayi A.S.                                                        5,791
    72,060   KIA Motors Corp.                                                                 3,623
   236,935   Tata Motors Ltd. ADR                                                            10,818
                                                                                         ----------
                                                                                             23,951
                                                                                         ----------
             CASINOS & GAMING (1.9%)
 1,913,200   Genting Malaysia Berhad                                                          2,387
    65,089   Paradise Co. Ltd.                                                                1,639
 1,289,500   Sands China Ltd.                                                                 7,723
 3,218,400   Wynn Macau Ltd.                                                                 10,541
                                                                                         ----------
                                                                                             22,290
                                                                                         ----------
             CATALOG RETAIL (0.1%)
 1,093,600   Officemate PCL NVDR                                                              1,665
                                                                                         ----------
             DEPARTMENT STORES (0.8%)
 2,339,500   Lifestyle International Holdings Ltd.(b)                                         4,453
   385,860   Poya Co. Ltd.                                                                    2,911

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
 1,614,400   PT Matahari Department Store Tbk                                            $    1,984
                                                                                         ----------
                                                                                              9,348
                                                                                         ----------
             EDUCATION SERVICES (1.2%)
 1,040,000   Estacio Participacoes S.A.                                                      11,371
   192,200   GAEC Anima Educacao S.A.                                                         2,807
                                                                                         ----------
                                                                                             14,178
                                                                                         ----------
             FOOTWEAR (0.1%)
   462,000   Yue Yuen Industrial Holdings Ltd.                                                1,662
                                                                                         ----------
             HOME FURNISHINGS (0.2%)
    18,661   Hanssem Co. Ltd.                                                                 1,962
                                                                                         ----------
             HOME IMPROVEMENT RETAIL (0.4%)
   582,000   Via Varejo S.A. *                                                                5,124
                                                                                         ----------
             HOMEBUILDING (0.0%)
 2,071,586   Desarrolladora Homex S.A. de C.V., acquired 9/26/2007 - 5/21/2013;
              cost $3,078*(a),(b)                                                               126
 6,312,677   URBI, Desarrollos Urbanos, S.A. de C.V., acquired 2/10/2010 - 3/25/2013;
              cost $2,879*(a),(b)                                                               188
   371,300   Viver Incorporadora e Construtora S.A.*                                             16
                                                                                         ----------
                                                                                                330
                                                                                         ----------
             HOUSEHOLD APPLIANCES (1.1%)
    13,517   Cuckoo Electronics Co. Ltd.*                                                     2,415
   882,000   Haier Electronics Group Co. Ltd.                                                 2,434
 2,637,000   Techtronic Industries Co.                                                        8,450
                                                                                         ----------
                                                                                             13,299
                                                                                         ----------
             LEISURE PRODUCTS (0.1%)
   392,000   Topkey Corp.                                                                     1,431
                                                                                         ----------
             MOTORCYCLE MANUFACTURERS (0.4%)
    95,182   Bajaj Auto Ltd.                                                                  4,056
                                                                                         ----------
             MOVIES & ENTERTAINMENT (0.2%)
   181,342   PVR Ltd.                                                                         2,049
                                                                                         ----------
             RESTAURANTS (0.2%)
   527,100   Alsea S.A.B. de C.V.*                                                            1,627
   180,070   Arcos Dorados Holdings, Inc. "A"                                                 1,190
                                                                                         ----------
                                                                                              2,817
                                                                                         ----------
             SPECIALTY STORES (0.4%)
 1,248,000   Luk Fook Holdings International Ltd.                                             4,096
                                                                                         ----------
             TEXTILES (0.4%)
 1,900,000   Best Pacific International Holdings Ltd. "H"                                       963
   461,000   Nan Liu Enterprise Co. Ltd.                                                      1,936

================================================================================

14  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
 3,006,500   Weiqiao Textile Co. Ltd. "H"                                                $    1,795
                                                                                         ----------
                                                                                              4,694
                                                                                         ----------
             Total Consumer Discretionary                                                   140,373
                                                                                         ----------
             CONSUMER STAPLES (7.5%)
             ----------------------
             AGRICULTURAL PRODUCTS (0.3%)
 1,882,000   Bumitama Agri Ltd.                                                               1,544
   182,274   Kaveri Seed Co. Ltd.                                                             2,520
                                                                                         ----------
                                                                                              4,064
                                                                                         ----------
             BREWERS (0.6%)
   993,900   Ambev S.A. ADR                                                                   6,510
                                                                                         ----------
             FOOD RETAIL (1.6%)
 3,683,700   7-Eleven Malaysia Holdings Berhad*                                               1,764
   599,849   Eurocash S.A.                                                                    6,631
   571,535   X5 Retail Group N.V. GDR*                                                       10,059
                                                                                         ----------
                                                                                             18,454
                                                                                         ----------
             HOUSEHOLD PRODUCTS (0.4%)
 2,258,300   Kimberly-Clark de Mexico S.A. de C.V. "A"                                        5,170
                                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
 1,511,150   Robinsons Retail Holdings, Inc.                                                  2,440
                                                                                         ----------
             PACKAGED FOODS & MEAT (2.3%)
   362,250   Adecoagro S.A.*                                                                  3,297
 1,229,366   Agthia Group PJSC                                                                2,313
 1,066,871   CCL Products India Ltd.                                                          2,526
    57,900   M. Dias Branco S.A. Industria e Comercio de Alimentos                            2,215
 1,640,636   Marfrig Global Foods S.A.*                                                       4,150
26,973,000   PT Nippon Indosari Corpindo Tbk                                                  2,674
   296,265   Tiger Brands Ltd.                                                               10,339
                                                                                         ----------
                                                                                             27,514
                                                                                         ----------
             PERSONAL PRODUCTS (0.9%)
    25,826   Cosmax, Inc.*                                                                    2,378
   329,900   Natura Cosmeticos S.A.                                                           4,550
   212,796   Oriflame Cosmetics S.A. Swedish Depository Receipts                              3,758
                                                                                         ----------
                                                                                             10,686
                                                                                         ----------
             TOBACCO (1.2%)
    92,138   KT&G Corp.                                                                       8,058
   761,500   Souza Cruz S.A.                                                                  6,148
                                                                                         ----------
                                                                                             14,206
                                                                                         ----------
             Total Consumer Staples                                                          89,044
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             ENERGY (7.8%)
             ------------
             COAL & CONSUMABLE FUELS (0.8%)
 3,325,000   China Shenhua Energy Co. Ltd. "H"                                           $    9,454
                                                                                         ----------
             INTEGRATED OIL & GAS (2.8%)
   754,850   Gazprom OAO ADR                                                                  4,371
 1,282,498   Gazprom OAO ADR                                                                  7,496
   233,970   Lukoil OAO ADR                                                                  10,704
   329,800   YPF S.A. ADR                                                                    11,028
                                                                                         ----------
                                                                                             33,599
                                                                                         ----------
             OIL & GAS DRILLING (0.3%)
 1,784,000   China Oilfield Services Ltd. "H"                                                 3,142
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
   745,313   TMK OAO GDR                                                                      3,764
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.8%)
 7,184,000   CNOOC Ltd.                                                                      10,505
   111,519   NovaTek OAO GDR                                                                 10,539
 1,345,640   Pacific Rubiales Energy Corp.                                                   13,062
                                                                                         ----------
                                                                                             34,106
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.8%)
 4,920,000   NewOcean Energy Holdings Ltd.                                                    1,884
   236,077   Reliance Industries Ltd. GDR(g)                                                  7,519
                                                                                         ----------
                                                                                              9,403
                                                                                         ----------
             Total Energy                                                                    93,468
                                                                                         ----------
             FINANCIALS (24.1%)
             -----------------
             DIVERSIFIED BANKS (19.8%)
27,523,000   Agricultural Bank of China Ltd. "H"                                             13,025
   556,647   Axis Bank Ltd. GDR                                                              21,403
    86,330   Banco Bradesco S.A.                                                              1,288
 1,464,995   Banco do Brasil S.A.                                                            16,848
    32,180   Banco Latinoamericano de Exportaciones S.A. "E"                                  1,036
   131,200   Bancolombia S.A. ADR                                                             6,783
 1,378,100   BIMB Holdings Berhad                                                             1,740
22,272,000   China Construction Bank Corp. "H"                                               16,858
 1,708,318   Commercial Bank of Ceylon plc                                                    2,071
 1,132,616   Commercial International Bank GDR                                                7,555
    44,900   Credicorp Ltd.                                                                   7,438
   164,700   Erste Group Bank AG                                                              4,460
   112,120   Grupo Aval Acciones Y Valores ADR                                                1,392
 1,160,600   Grupo Financiero Banorte S.A. "O"                                                6,524
   122,560   Hana Financial Group, Inc.                                                       3,739

================================================================================

16  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   230,200   ICICI Bank Ltd. ADR                                                         $   13,556
    92,730   KB Financial Group, Inc.                                                         3,256
   358,637   OTP Bank plc                                                                     5,770
   682,440   Philippine National Bank*                                                        1,236
 6,256,232   Piraeus Bank S.A.*                                                               9,491
12,549,495   PT Bank Mandiri (Persero) Tbk                                                   10,823
14,147,400   PT Bank Rakyat Indonesia (Persero) Tbk                                          13,360
 9,993,854   Sberbank of Russia*(b)                                                          14,499
   510,450   Sberbank of Russia ADR                                                           3,134
   352,600   Shinhan Financial Group Co. Ltd.                                                15,785
   722,960   Standard Bank Group Ltd.                                                         8,891
   158,160   Standard Chartered plc                                                           2,315
 1,000,150   Turkiye Garanti Bankasi A.S.                                                     4,399
 3,767,029   Turkiye Is Bankasi "C"                                                          10,446
 1,896,700   Turkiye Vakiflar Bankasi T.A.O. "D"                                              4,355
   249,582   Yes Bank Ltd.                                                                    2,854
                                                                                         ----------
                                                                                            236,330
                                                                                         ----------
             INSURANCE BROKERS (0.1%)
   308,400   Brasil Insurance Participacoes e Administracao S.A.                                643
                                                                                         ----------
             LIFE & HEALTH INSURANCE (2.0%)
 1,246,310   Hanwha Life Insurance Co. Ltd.                                                   9,472
 1,781,500   Ping An Insurance (Group) Co. of China Ltd. "H"                                 14,920
                                                                                         ----------
                                                                                             24,392
                                                                                         ----------
             MULTI-LINE INSURANCE (0.2%)
   569,800   Allianz Malaysia Berhad                                                          2,021
                                                                                         ----------
             MULTI-SECTOR HOLDINGS (0.7%)
 5,298,000   First Pacific Co. Ltd.                                                           5,568
   529,860   Haci Omer Sabanci Holdings A.S.                                                  2,528
                                                                                         ----------
                                                                                              8,096
                                                                                         ----------
             REAL ESTATE DEVELOPMENT (0.2%)
   443,900   WHA Corp. PCL NVDR                                                                 504
 4,671,000   Yoma Strategic Holdings Ltd.*                                                    2,543
                                                                                         ----------
                                                                                              3,047
                                                                                         ----------
             REGIONAL BANKS (0.1%)
   211,388   TCS Group Holding plc GDR*                                                         699
                                                                                         ----------
             REITs - DIVERSIFIED (0.5%)
 2,199,462   Macquarie Mexico Real Estate Management S.A de C.V.                              3,904
   919,566   Pla Administradora Industria                                                     1,983
                                                                                         ----------
                                                                                              5,887
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             REITs - RESIDENTIAL (0.5%)
 4,960,216   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                              $    6,297
                                                                                         ----------
             Total Financials                                                               287,412
                                                                                         ----------
             HEALTH CARE (4.8%)
             -----------------
             BIOTECHNOLOGY (0.2%)
    10,410   Medy-Tox, Inc.                                                                   2,319
                                                                                         ----------
             HEALTH CARE DISTRIBUTORS (0.1%)
 1,283,700   Selcuk Ecza Deposu Ticaret ve Sanayi A.S., acquired 10/17/2012 - 10/19/2012;
              cost $1,559(a)                                                                  1,191
                                                                                         ----------
             HEALTH CARE EQUIPMENT (0.4%)
    54,059   I-Sens, Inc.*                                                                    3,074
   406,000   Intai Technology Corp.                                                           2,138
                                                                                         ----------
                                                                                              5,212
                                                                                         ----------
             HEALTH CARE FACILITIES (0.8%)
 5,736,200   Chularat Hospital PCL NVDR                                                       3,337
   594,743   Life Healthcare Group Holdings Ltd.                                              2,245
   290,117   NMC Health plc                                                                   2,150
 1,406,500   PT Siloam International Hospitals Tbk*                                           1,570
                                                                                         ----------
                                                                                              9,302
                                                                                         ----------
             HEALTH CARE SUPPLIES (0.4%)
   123,795   INTEROJO Co. Ltd.                                                                2,067
    52,156   Suheung Capsule Co. Ltd.                                                         2,556
                                                                                         ----------
                                                                                              4,623
                                                                                         ----------
             MANAGED HEALTH CARE (0.4%)
   604,000   Odontoprev S.A.                                                                  2,234
   249,400   Qualicorp S.A.*                                                                  2,678
                                                                                         ----------
                                                                                              4,912
                                                                                         ----------
             PHARMACEUTICALS (2.5%)
    65,830   Ajanta Pharma Ltd.                                                               2,467
   539,084   Aurobindo Pharma Ltd.                                                            9,495
   258,990   Gedeon Richter plc                                                               4,029
 4,299,800   Genomma Lab Internacional S.A. "B"*                                              9,176
   149,600   Haw Par Corp. Ltd.                                                                 990
   197,973   Torrent Pharmaceuticals Ltd.                                                     3,270
                                                                                         ----------
                                                                                             29,427
                                                                                         ----------
             Total Health Care                                                               56,986
                                                                                         ----------

================================================================================

18  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             INDUSTRIALS (9.9%)
             -----------------
             AEROSPACE & DEFENSE (1.1%)
 1,774,623   Aselsan Elektronik Sanayi Ve Ticaret A.S.                                   $    8,828
   133,100   Embraer S.A. ADR                                                                 4,915
                                                                                         ----------
                                                                                             13,743
                                                                                         ----------
             AIRLINES (0.3%)
    35,100   Copa Holdings S.A. "A"                                                           3,928
                                                                                         ----------
             AIRPORT SERVICES (0.7%)
   952,297   TAV Havalimanlari Holding A.S.                                                   8,145
                                                                                         ----------
             BUILDING PRODUCTS (0.2%)
 2,431,540   Concepcion Industrial Corp.                                                      2,220
                                                                                         ----------
             COMMERCIAL PRINTING (0.2%)
   149,400   Valid Solucoes e Servicos de Seguranca em Meios de
                Pagamento e Identificacao S.A.                                                2,367
                                                                                         ----------
             CONSTRUCTION & ENGINEERING (1.9%)
 8,107,000   China State Construction International Holdings Ltd.                            12,251
 3,240,598   Dialog Group Berhad                                                              1,427
 1,085,462   KEC International Ltd.                                                           1,758
 2,498,500   Louis XIII Holdings Ltd.*                                                        1,144
 8,189,800   PT Wijaya Karya (Persero) Tbk                                                    2,017
   667,558   Sadbhav Engineering Ltd.                                                         2,689
   165,945   Wilson Bayly Holmes-Ovcon Ltd.                                                   1,803
                                                                                         ----------
                                                                                             23,089
                                                                                         ----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.8%)
    64,700   China Yuchai International Ltd.                                                  1,113
    10,491   Eicher Motors Ltd.                                                               2,452
 3,982,600   PT United Tractors Tbk                                                           5,980
                                                                                         ----------
                                                                                              9,545
                                                                                         ----------
             DIVERSIFIED SUPPORT SERVICES (0.2%)
    32,189   KEPCO Plant Service & Engineering Co. Ltd.                                       2,629
                                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
   518,190   Finolex Cables Ltd.                                                              2,192
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (1.9%)
 1,587,100   Cahya Mata Sarawak Berhad                                                        2,172
 1,430,297   Century Plyboards (India) Ltd.                                                   3,909
   610,700   Koc Holding A.S. ADR                                                            17,161
                                                                                         ----------
                                                                                             23,242
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.9%)
             --------------------------
    79,817   Hy-Lok Corp.                                                                $    2,280
   110,700   Kepler Weber S.A.                                                                1,955
   140,000   King Slide Works Co. Ltd.                                                        1,809
   990,000   Kinik Co.                                                                        1,987
   919,200   San Shing Fastech Corp.                                                          2,159
                                                                                         ----------
                                                                                             10,190
                                                                                         ----------
             MARINE PORTS & SERVICES (0.2%)
   580,269   Gateway Distriparks Ltd.                                                         2,838
                                                                                         ----------
             RAILROADS (0.2%)
   283,980   Globaltrans Investment plc GDR*                                                  1,988
                                                                                         ----------
             RESEARCH & CONSULTING SERVICES (0.2%)
   411,000   Sporton International, Inc.                                                      2,045
                                                                                         ----------
             TRUCKING (0.9%)
   774,600   Localiza Rent a Car S.A.                                                        10,534
                                                                                         ----------
             Total Industrials                                                              118,695
                                                                                         ----------
             INFORMATION TECHNOLOGY (18.4%)
             ------------------------------
             APPLICATION SOFTWARE (0.2%)
    99,900   Linx S.A.                                                                        2,249
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
   798,645   Cielo S.A. ADR                                                                  13,433
 9,056,100   GHL Systems Berhad*                                                              1,928
                                                                                         ----------
                                                                                             15,361
                                                                                         ----------
             ELECTRONIC COMPONENTS (1.2%)
 1,499,000   AAC Technologies Holdings, Inc.                                                  8,824
 1,698,000   Sunny Optical Technology Group Co. Ltd.                                          2,999
17,420,000   Tongda Group Holdings Ltd.                                                       2,269
                                                                                         ----------
                                                                                             14,092
                                                                                         ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
   945,000   Chroma Ate, Inc.                                                                 2,553
 3,522,000   PAX Global Technology Ltd.*                                                      3,878
                                                                                         ----------
                                                                                              6,431
                                                                                         ----------
             ELECTRONIC MANUFACTURING SERVICES (0.8%)
 3,954,000   FIH Mobile Ltd.*                                                                 2,054
 1,138,375   Hon Hai Precision Industry Co. Ltd. GDR "S"                                      7,172
                                                                                         ----------
                                                                                              9,226
                                                                                         ----------
             INTERNET SOFTWARE & SERVICES (5.6%)
   159,178   Baidu, Inc. ADR*                                                                39,016
   190,460   NetEase, Inc. ADR                                                               20,126

================================================================================

20  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   285,230   Yandex N.V. "A"*                                                            $    7,108
                                                                                         ----------
                                                                                             66,250
                                                                                         ----------
             IT CONSULTING & OTHER SERVICES (0.3%)
   492,300   Datasonic Group Berhad                                                             163
   139,566   HCL Technologies Ltd.                                                            3,740
                                                                                         ----------
                                                                                              3,903
                                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (0.2%)
    80,676   Koh Young Technology, Inc.                                                       2,793
                                                                                         ----------
             SEMICONDUCTORS (4.9%)
   840,000   Epistar Corp.                                                                    1,580
    61,992   LEENO Industrial, Inc.                                                           2,134
   546,000   MediaTek, Inc.                                                                   8,204
   294,310   SK Hynix, Inc.*                                                                 12,764
 2,713,000   Taiwan Semiconductor Manufacturing Co. Ltd.                                     12,404
   910,000   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                 21,358
                                                                                         ----------
                                                                                             58,444
                                                                                         ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.4%)
   898,201   ADLINK Technology, Inc.                                                          2,055
 1,025,000   Catcher Technology Co. Ltd.                                                      8,678
 2,271,000   Goldpac Group Ltd.                                                               1,859
    24,396   Samsung Electronics Co. Ltd.                                                    28,339
                                                                                         ----------
                                                                                             40,931
                                                                                         ----------
             Total Information Technology                                                   219,680
                                                                                         ----------
             MATERIALS (3.3%)
             ---------------
             COMMODITY CHEMICALS (0.1%)
   306,200   Green Seal Holding Ltd.                                                          1,311
                                                                                         ----------
             CONSTRUCTION MATERIALS (1.2%)
   311,852   Akcansa Cimento A.S.                                                             2,022
 2,566,500   Anhui Conch Cement Co. Ltd. "H"                                                  8,654
   242,597   Cemex S.A.B. de C.V. ADR*                                                        3,035
 4,673,800   PT Holcim Indonesia Tbk                                                            871
                                                                                         ----------
                                                                                             14,582
                                                                                         ----------
             DIVERSIFIED CHEMICALS (0.2%)
   298,026   PI Industries Ltd.                                                               2,137
                                                                                         ----------
             DIVERSIFIED METALS & MINING (0.4%)
 1,463,400   Grupo Mexico S.A.B. de C.V. "B"                                                  4,759
                                                                                         ----------
             INDUSTRIAL GASES (0.3%)
 4,871,800   Yingde Gases Group Co.                                                           3,688
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             METAL & GLASS CONTAINERS (0.2%)
 2,905,000   CPMC Holdings Ltd.                                                          $    2,045
                                                                                         ----------
             STEEL (0.9%)
   970,894   Eregli Demir ve Celik Fabrikalari TAS                                            1,971
    18,744   POSCO                                                                            5,118
   164,620   Ternium S.A. ADR                                                                 3,305
                                                                                         ----------
                                                                                             10,394
                                                                                         ----------
             Total Materials                                                                 38,916
                                                                                         ----------
             TELECOMMUNICATION SERVICES (5.7%)
             --------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
 1,398,620   Magyar Telekom Telecommunications plc*                                           1,923
   257,500   PT Telekomunikasi Indonesia (Persero) Tbk ADR                                   11,871
 2,651,970   PT XL Axiata Tbk                                                                 1,108
   235,530   Telefonica Czech Republic A.S.                                                   2,697
                                                                                         ----------
                                                                                             17,599
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (4.2%)
    32,430   America Movil S.A.B. de C.V. ADR "L"                                               769
   305,100   China Mobile Ltd.                                                                3,757
   202,270   China Mobile Ltd. ADR                                                           12,484
   108,786   MegaFon OAO GDR(b),(c)                                                           2,246
   199,616   MegaFon OAO GDR*(b),(c)                                                          4,122
    12,974   MegaFon OAO GDR                                                                    268
   685,900   Mobile TeleSystems ADR                                                           8,382
   108,280   Philippine Long Distance Telephone Co. ADR                                       7,233
    72,610   TIM Participacoes S.A. ADR                                                       1,768
   566,700   Turkcell Iletisim Hizmetleri A.S. ADR*                                           8,994
                                                                                         ----------
                                                                                             50,023
                                                                                         ----------
             Total Telecommunication Services                                                67,622
                                                                                         ----------
             UTILITIES (1.5%)
             ---------------
             ELECTRIC UTILITIES (0.8%)
   795,700   Centrais Eletricas Brasileiras S.A. Eletrobras ADR                               1,902
    46,400   Companhia Paranaense de Energia                                                    437
   184,400   Companhia Paranaense de Energia ADR                                              2,559
   574,370   JSC RusHydro ADR                                                                   724
   138,850   Reliance Infrastructure Ltd. GDR                                                 4,092
                                                                                         ----------
                                                                                              9,714
                                                                                         ----------
             GAS UTILITIES (0.2%)
   743,688   Aygaz A.S.                                                                       3,324
                                                                                         ----------

================================================================================

22  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   168,620   APR Energy plc                                                              $      796
                                                                                         ----------
             WATER UTILITIES (0.4%)
   647,600   Companhia Paranaense de Energia-Copel ADR                                        4,806
                                                                                         ----------
             Total Utilities                                                                 18,640
                                                                                         ----------
             Total Common Stocks (cost: $1,060,532)                                       1,130,836
                                                                                         ----------

             PREFERRED STOCKS (3.1%)

             CONSUMER DISCRETIONARY (0.4%)
             ----------------------------
             AUTOMOBILE MANUFACTURERS (0.4%)
    38,050   Hyundai Motor Co. Ltd.                                                           4,413
                                                                                         ----------
             Total Consumer Discretionary                                                     4,413
                                                                                         ----------
             ENERGY (1.2%)
             ------------
             INTEGRATED OIL & GAS (1.2%)
 1,103,260   Petroleo Brasileiro S.A. ADR                                                    11,264
 4,317,700   Surgutneftegas*(b)                                                               2,980
                                                                                         ----------
                                                                                             14,244
                                                                                         ----------
             Total Energy                                                                    14,244
                                                                                         ----------
             FINANCIALS (0.1%)
             ----------------
             DIVERSIFIED BANKS (0.1%)
    57,960   Banco Bradesco S.A.                                                                899
                                                                                         ----------
             Total Financials                                                                   899
                                                                                         ----------
             INDUSTRIALS (0.7%)
             -----------------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.7%)
 4,995,700   Marcopolo S.A.                                                                   8,113
                                                                                         ----------
             Total Industrials                                                                8,113
                                                                                         ----------
             MATERIALS (0.3%)
             ---------------
             STEEL (0.3%)
   566,615   Vale S.A. ADR                                                                    4,403
                                                                                         ----------
             Total Materials                                                                  4,403
                                                                                         ----------
             TELECOMMUNICATION SERVICES (0.4%)
             --------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
   214,310   Telefonica Brasil S.A. ADR                                                       4,406
                                                                                         ----------
             Total Telecommunication Services                                                 4,406
                                                                                         ----------
             Total Preferred Stocks (cost: $46,775)                                          36,478
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             WARRANTS (0.1%)

             TELECOMMUNICATION SERVICES (0.1%)
             --------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    75,440   Etihad Etisalat HSBC(b),(d)                                                 $    1,065
                                                                                         ----------
             Total Telecommunication Services                                                 1,065
                                                                                         ----------
             Total Warrants (cost: $1,378)                                                    1,065
                                                                                         ----------
             TOTAL EQUITY SECURITIES (COST: $1,108,685)                                   1,168,379
                                                                                         ==========

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)(F)
---------------------------------------------------------------------------------------------------
             CONVERTIBLE SECURITIES (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             ----------------------------
             HOMEBUILDING (0.0%)
 BRL 1,548   Viver Incorporadora e Construtora S.A., 13.06% due 8/6/2016 *(b)                   241
                                                                                         ----------
             Total Consumer Discretionary                                                       241
                                                                                         ----------
             Total Convertible Securities (cost: $698)                                          241
                                                                                         ----------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.7%)
             MONEY MARKET FUNDS (1.7%)
19,393,914   State Street Institutional Liquid Reserves Fund Premier Class, 0.08%(e)         19,394
                                                                                         ----------
             Total Money Market Instruments (cost: $19,394)                                  19,394
                                                                                         ----------
             TOTAL INVESTMENTS (COST: $1,128,777)                                        $1,188,014
                                                                                         ==========

================================================================================

24  | USAA EMERGING MARKETS FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                      (LEVEL 1)             (LEVEL 2)        (LEVEL 3)
                                  QUOTED PRICES     OTHER SIGNIFICANT      SIGNIFICANT
                              IN ACTIVE MARKETS            OBSERVABLE     UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS                INPUTS           INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                      $1,109,655               $21,181               $-   $1,130,836
  Preferred Stocks                       33,498                 2,980                -       36,478
  Warrants                                    -                 1,065                -        1,065
Bonds:
  Convertible Securities                      -                   241                -          241
Money Market Instruments:
  Money Market Funds                     19,394                     -                -       19,394
---------------------------------------------------------------------------------------------------
Total                                $1,162,547               $25,467               $-   $1,188,014
---------------------------------------------------------------------------------------------------

For the period of June 1, 2014, through November 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    BRL    Brazilian Real

    GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.

    REIT   Real estate investment trust

================================================================================

26  | USAA EMERGING MARKETS FUND

================================================================================

o   SPECIFIC NOTES

    (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at November 30, 2014, was $5,556,000, which represented 0.5% of the Fund's net assets.

    (b) Security was fair valued at November 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $29,920,000, which represented 2.5% of the Fund's net assets.

    (c)  Restricted security that is not registered under the Securities
         Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (d) Represents the underlying security of a participatory note with HSBC Bank plc.

    (e) Rate represents the money market fund annualized seven-day yield at November 30, 2014.

    (f)  In U.S. dollars unless otherwise noted.

    (g) Restricted security that is not registered under the Securities Act of 1933.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $1,128,777)             $1,188,014
   Cash                                                                               796
   Cash denominated in foreign currencies (identified cost of $3,106)               3,082
   Receivables:
       Capital shares sold                                                          1,341
       USAA Asset Management Company (Note 6D)                                          2
       Dividends and interest                                                         447
       Securities sold                                                              8,237
                                                                               ----------
           Total assets                                                         1,201,919
                                                                               ----------
LIABILITIES
   Payables:
       Securities purchased                                                         5,684
       Capital shares redeemed                                                        676
   Unrealized depreciation on foreign currency contracts held, at value                16
   Accrued management fees                                                            949
   Accrued administration and servicing fees                                            4
   Accrued transfer agent's fees                                                      113
   Other accrued expenses and payables                                              2,356
                                                                               ----------
           Total liabilities                                                        9,798
                                                                               ----------
                Net assets applicable to capital shares outstanding            $1,192,121
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $1,207,887
   Accumulated undistributed net investment income                                 15,871
   Accumulated net realized loss on investments                                   (88,720)
   Net unrealized appreciation of investments                                      59,237
   Net unrealized depreciation of foreign currency translations                    (2,154)
                                                                               ----------
                Net assets applicable to capital shares outstanding            $1,192,121
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $490,103/28,010 shares outstanding)          $    17.50
                                                                               ==========
       Institutional Shares (net assets of $697,218/39,905
           shares outstanding)                                                 $    17.47
                                                                               ==========
       Adviser Shares (net assets of $4,800/276 shares outstanding)            $    17.41
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

28  | USAA EMERGING MARKETS FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $1,865)                         $   14,504
   Interest (net of foreign taxes withheld of $1)                                      15
                                                                               ----------
             Total income                                                          14,519
                                                                               ----------
EXPENSES
   Management fees                                                                  6,031
   Administration and servicing fees:
        Fund Shares                                                                   383
        Institutional Shares                                                          366
        Adviser Shares                                                                  4
   Transfer agent's fees:
        Fund Shares                                                                   693
        Institutional Shares                                                          366
   Distribution and service fees (Note 6F):
        Adviser Shares                                                                  6
   Custody and accounting fees:
        Fund Shares                                                                   184
        Institutional Shares                                                          253
        Adviser Shares                                                                  2
   Postage:
        Fund Shares                                                                    23
        Institutional Shares                                                           22
   Shareholder reporting fees:
        Fund Shares                                                                    14
        Institutional Shares                                                           10
   Trustees' fees                                                                      12
   Registration fees:
        Fund Shares                                                                    21
        Institutional Shares                                                           18
        Adviser Shares                                                                 12
   Professional fees                                                                   69
   Other                                                                               12
                                                                               ----------
             Total expenses                                                         8,501
   Expenses paid indirectly:
        Fund Shares                                                                    (1)
   Expenses reimbursed:
        Adviser Shares                                                                 (3)
                                                                               ----------
             Net expenses                                                           8,497
                                                                               ----------
NET INVESTMENT INCOME                                                               6,022
                                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
        Investments (net of foreign taxes withheld of $524)                         2,897
        Foreign currency transactions                                                (438)
   Change in net unrealized appreciation/depreciation of:
        Investments                                                               (49,054)
        Foreign currency translations                                              (1,931)
                                                                               ----------
             Net realized and unrealized loss                                     (48,526)
                                                                               ----------
   Decrease in net assets resulting from operations                            $  (42,504)
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2014 (unaudited), and year ended
May 31, 2014

---------------------------------------------------------------------------------------------
                                                                    11/30/2014      5/31/2014
---------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $    6,022      $   10,665
   Net realized gain (loss) on investments                              2,897          (2,782)
   Net realized loss on foreign currency transactions                    (438)           (531)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                    (49,054)         59,938
       Foreign currency translations                                   (1,931)           (158)
                                                                   --------------------------
       Increase (decrease) in net assets resulting from operations    (42,504)         67,132
                                                                   --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                          -          (2,488)
       Institutional Shares                                                 -          (5,455)
       Adviser Shares                                                       -              (6)
                                                                   --------------------------
           Total distributions of net investment income                     -          (7,949)
                                                                   --------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                          5,354           7,139
   Institutional Shares                                                (9,629)        150,472
   Adviser Shares                                                          (3)              3
                                                                   --------------------------
       Total net increase (decrease) in net assets from
            capital share transactions                                 (4,278)        157,614
                                                                   --------------------------
   Capital contribution from USAA Transfer
       Agency Company                                                       -               7
                                                                   --------------------------
   Net increase (decrease) in net assets                              (46,782)        216,804

NET ASSETS

   Beginning of period                                              1,238,903       1,022,099
                                                                   --------------------------
   End of period                                                   $1,192,121      $1,238,903
                                                                   ==========================
Accumulated undistributed net investment income:
   End of period                                                   $   15,871      $    9,849
                                                                   ==========================

See accompanying notes to financial statements.

================================================================================

30  | USAA EMERGING MARKETS FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective seeks capital appreciation. The Fund concentrates its investments in securities of companies in emerging market countries, which may have limited or developing capital markets. Such investments may involve greater risks than investments in developed markets, and political, social, or economic changes in these markets may cause the prices of such investments to be volatile.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

32  | USAA EMERGING MARKETS FUND

================================================================================

   1. Securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

      securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly

================================================================================

34  | USAA EMERGING MARKETS FUND

================================================================================

   transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds and certain equity securities which are valued based on methods discussed in Note 1A2.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period

================================================================================

36  | USAA EMERGING MARKETS FUND

================================================================================

   ended November 30, 2014, brokerage commission recapture credits reduced the Fund's expenses by $1,000. For the six-month period ended November 30, 2014 there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2014, the Fund paid CAPCO facility fees of $3,000, which represents 1.8% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2014.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and any accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2014, the Fund had no pre-enactment capital loss carryforwards and post-enactment net capital loss carryforwards of $80,145,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

    POST-ENACTMENT CAPITAL LOSS CARRYFORWARDS
    -----------------------------------------
                  TAX CHARACTER
    -----------------------------------------
    (NO EXPIRATION)                   BALANCE
    --------------                -----------
    Short-Term                    $17,390,000
    Long-Term                      62,755,000
                                  -----------
       Total                      $80,145,000
                                  ===========

For the six-month period ended November 30, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

38  | USAA EMERGING MARKETS FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2014, were $270,015,000 and $271,347,000, respectively.

As of November 30, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2014, were $186,011,000 and $126,774,000, respectively, resulting in net unrealized appreciation of $59,237,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                            SIX-MONTH PERIOD ENDED         YEAR ENDED
                                               NOVEMBER 30, 2014           MAY 31, 2014
-----------------------------------------------------------------------------------------
                                             SHARES      AMOUNT       SHARES      AMOUNT
                                             --------------------------------------------
FUND SHARES:
Shares sold                                   2,690      $ 49,117      6,340    $ 108,018
Shares issued from
 reinvested dividends                             -*            -*       143        2,465
Shares redeemed                              (2,409)      (43,763)    (6,094)    (103,344)
                                             --------------------------------------------
Net increase from capital
 share transactions                             281      $  5,354        389    $   7,139
                                             ============================================
INSTITUTIONAL SHARES:
Shares sold                                   3,196      $ 57,505     15,098    $ 249,462
Shares issued from
 reinvested dividends                             -             -        308        5,311
Shares redeemed                              (3,678)      (67,134)    (6,072)    (104,301)
                                             --------------------------------------------
Net increase (decrease) from
 capital share transactions                    (482)     $ (9,629)     9,334    $ 150,472
                                             ============================================
ADVISER SHARES:
Shares sold                                       -*     $      -*         1    $      23
Shares issued from
 reinvested dividends                             -             -          -*           -*
Shares redeemed                                   -*           (3)        (1)         (20)
                                             --------------------------------------------
Net increase (decrease) from
 capital share transactions                       -*     $     (3)         -*   $       3
                                             ============================================

*Represents less than 500 shares or $500.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

================================================================================

40  | USAA EMERGING MARKETS FUND

================================================================================

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Emerging Markets Funds Index over the performance period. The Lipper Emerging Markets Funds Index tracks the total return performance of the 30 largest funds in the Lipper Emerging Markets Funds category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                      ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX                           (IN BASIS POINTS AS A %
(IN BASIS POINTS)(1)                        OF THE FUND'S AVERAGE NET ASSETS)(1)
--------------------------------------------------------------------------------
+/- 100 to 400                              +/- 4
+/- 401 to 700                              +/- 5
+/- 701 and greater                         +/- 6

(1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

   overperformance), or subtracted from (in the case of underperformance) the base fee.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended November 30, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $6,031,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $(114,000), $(94,000), and $(1,000), respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were (0.04)%, (0.03)%, and (0.04)%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into investment subadvisory agreements with Brandes Investment Partners, L.P. (Brandes), Lazard Asset Management (Lazard), and Victory Capital Management Inc. (Victory), under which Brandes, Lazard, and Victory direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

   The Manager (not the Fund) pays Brandes a subadvisory fee in the annual amount of 0.75% for assets up to $300 million; 0.70% for assets over $300 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Brandes manages. For the six-month period ended November 30, 2014, the Manager incurred subadvisory fees, paid or payable to Brandes, of $769,000.

   The Manager (not the Fund) pays Lazard a subadvisory fee in the annual amount of 0.75% for assets up to $200 million; 0.70% for assets over $200 million up to $400 million; 0.65% for assets over $400 million up to $600 million; and 0.60% for assets over $600 million on the portion of the Fund's average net assets that Lazard manages. For the six-month period ended November 30, 2014, the Manager incurred subadvisory fees, paid or payable to Lazard, of $2,850,000.

================================================================================

42  | USAA EMERGING MARKETS FUND

================================================================================

   The Manager (not the Fund) pays Victory a subadvisory fee in the annual amount of 0.85% for assets up to $50 million; 0.75% for assets over $50 million up to $150 million; and 0.70% for assets over $150 million on the portion of the Fund's average net assets that Victory manages. For the six-month period ended November 30, 2014, the Manager incurred subadvisory fees, paid or payable to Victory, of $739,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended November 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $383,000, $366,000, and $4,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2014, the Fund reimbursed the Manager $20,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION - The Manager agreed, through October 1, 2015, to limit the total annual operating expenses of the Adviser Shares to 1.75% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2015, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to October 1, 2014, the Adviser Shares' expense limitation was 2.00% of average net assets. For the six-month period ended November 30, 2014, the Adviser Shares incurred reimbursable expenses of $3,000, of which $2,000 was receivable from the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
   Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended November 30, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $693,000, $366,000, and less than $500, respectively.

F. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

G. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the

================================================================================

44  | USAA EMERGING MARKETS FUND

================================================================================

underlying funds for the purpose of exercising management or control. As of November 30, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                      0.2
USAA Cornerstone Equity Fund                                            0.7
USAA Target Retirement Income Fund                                      0.9
USAA Target Retirement 2020 Fund                                        2.4
USAA Target Retirement 2030 Fund                                        6.0
USAA Target Retirement 2040 Fund                                        7.5
USAA Target Retirement 2050 Fund                                        4.5
USAA Target Retirement 2060 Fund                                        0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2014, USAA and its affiliates owned 271,000 shares which represent 98.4% of the Adviser Shares and 0.4% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                                  YEAR ENDED MAY 31,
                             -------------------------------------------------------------------------------------
                                 2014          2014            2013             2012           2011           2010
                             -------------------------------------------------------------------------------------
Net asset value at
 beginning of period         $  18.14      $  17.44        $  15.45         $  21.57       $  17.20       $  14.41
                             -------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .07           .14             .17(c)           .15            .13            .11
 Net realized and
   unrealized gain (loss)        (.71)          .65            1.96(c)         (5.57)          4.37           2.79
                             -------------------------------------------------------------------------------------
Total from investment
 operations                      (.64)          .79            2.13(c)         (5.42)          4.50           2.90
                             -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income              -          (.09)           (.14)            (.14)          (.13)          (.11)
 Realized capital gains             -             -               -             (.56)             -              -
                             -------------------------------------------------------------------------------------
Total distributions                 -          (.09)           (.14)            (.70)          (.13)          (.11)
                             -------------------------------------------------------------------------------------
Net asset value at
 end of period               $  17.50      $  18.14        $  17.44         $  15.45       $  21.57       $  17.20
                             =====================================================================================
Total return (%)*               (3.53)         4.56           13.78           (25.21)         26.19          20.07(a)
Net assets at end of
 period (000)                $490,103      $503,052        $476,735         $670,698       $821,004       $557,639
Ratios to average
 net assets:**
 Expenses (%)(b)                 1.49(e)       1.50            1.58             1.58           1.59           1.66(a)
 Net investment income (%)        .84(e)        .83            1.00             1.06            .68            .61
Portfolio turnover (%)             22            48             148(d)            72             66             66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $509,837,000.
(a) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $102,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.02%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Calculated using average shares.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

46  | USAA EMERGING MARKETS FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (continued) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                             YEAR ENDED MAY 31,
                             -------------------------------------------------------------------------------------
                                 2014          2014            2013             2012           2011          2010
                             -------------------------------------------------------------------------------------
Net asset value at
 beginning of period         $  18.10      $  17.41        $  15.45         $  21.60       $  17.22       $ 14.41
                             ------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .10           .18             .20(a)           .20            .22           .21(a)
 Net realized and
   unrealized gain (loss)        (.73)          .65            1.99(a)         (5.58)          4.37          2.78(a)
                             ------------------------------------------------------------------------------------
Total from investment
 operations                      (.63)          .83            2.19(a)         (5.38)          4.59          2.99(a)
                             ------------------------------------------------------------------------------------
Less distributions from:
 Net investment income              -          (.14)           (.23)            (.21)          (.21)         (.18)
 Realized capital gains             -             -               -             (.56)             -             -
                             ------------------------------------------------------------------------------------
Total distributions                 -          (.14)           (.23)            (.77)          (.21)         (.18)
                             ------------------------------------------------------------------------------------
Net asset value at end of
 period                      $  17.47      $  18.10        $  17.41         $  15.45       $  21.60       $ 17.22
                             ====================================================================================
Total return (%)*               (3.48)         4.82           14.18           (25.01)         26.71         20.74
Net assets at end of
  period (000)               $697,218      $730,863        $540,580         $202,173       $185,493       $77,410
Ratios to average
 net assets:**
 Expenses (%)(b)                 1.27(e)       1.29            1.30             1.27           1.20(c)       1.13(c)
 Expenses, excluding
   reimbursements (%)(b)         1.27(e)       1.29            1.30             1.27           1.22          1.24
 Net investment income (%)       1.06(e)       1.03            1.19             1.40           1.13          1.17
Portfolio turnover (%)             22            48             148(d)            72             66            66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $729,827,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Prior to October 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.13% of the Institutional Shares' average net assets.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS (continued) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                        PERIOD ENDED
                             NOVEMBER 30,                     YEAR ENDED MAY 31,                     MAY 31,
                             -------------------------------------------------------------------------------------
                               2014                2014              2013                2012             2011***
                             -------------------------------------------------------------------------------------
Net asset value at
 beginning of period         $18.08              $17.35            $15.40             $ 21.50              $19.22
                             ------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income          .05                 .09               .11                 .10                 .03(a)
 Net realized and
   unrealized gain (loss)      (.72)                .66              1.94               (5.57)               2.36(a)
                             ------------------------------------------------------------------------------------
Total from investment
 operations                    (.67)                .75              2.05               (5.47)               2.39(a)
                             ------------------------------------------------------------------------------------
Less distributions from:
 Net investment income            -                (.02)             (.10)               (.07)               (.11)
 Realized capital gains           -                   -                 -                (.56)                  -
                             ------------------------------------------------------------------------------------
Total distributions               -                (.02)             (.10)               (.63)               (.11)
                             ------------------------------------------------------------------------------------
Net asset value at
 end of period               $17.41              $18.08            $17.35             $ 15.40              $21.50
                             ====================================================================================
Total return (%)*             (3.71)               4.34             13.31              (25.53)              12.48
Net assets at end of
 period (000)                $4,800              $4,988            $4,784             $ 4,237              $5,919
Ratios to average
 net assets:**
 Expenses (%)(b)               1.83(c),(e)         1.77              2.00                2.00                2.00(c)
 Expenses, excluding
   reimbursements (%)(b)       1.94(c)             1.77              2.04                2.16                2.26(c)
 Net investment income (%)      .50(c)              .57               .55                 .63                 .16(c)
Portfolio turnover (%)           22                  48               148(d)               72                  66

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2014, average net assets were $5,011,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to changes in subadvisers and asset allocation strategies.

(e) Effective October 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 1.75% of their annual average net assets. Prior to October 1, 2014, the Manager voluntarily agreed to reimburse the Adviser Shares for expenses in excess of 2.00% of their annual average net assets.

================================================================================

48  | USAA EMERGING MARKETS FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2014 (unaudited)

-------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2014, through November 30, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

================================================================================

50  | USAA EMERGING MARKETS FUND

================================================================================

                                                                                       EXPENSES PAID
                                         BEGINNING               ENDING               DURING PERIOD*
                                       ACCOUNT VALUE          ACCOUNT VALUE            JUNE 1, 2014 -
                                        JUNE 1, 2014         NOVEMBER 30, 2014       NOVEMBER 30, 2014
                                       ---------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00               $ 964.70                   $7.29

Hypothetical
 (5% return before expenses)               1,000.00               1,017.65                    7.49

INSTITUTIONAL SHARES
Actual                                     1,000.00                 965.20                    6.26

Hypothetical
 (5% return before expenses)               1,000.00               1,018.70                    6.43

ADVISER SHARES
Actual                                     1,000.00                 962.90**                  9.00**

Hypothetical
 (5% return before expenses)               1,000.00               1,015.89**                  9.25**

  * Expenses are equal to the annualized expense ratio of 1.48% for Fund Shares, 1.27% for Institutional Shares, and 1.83% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of (3.53)% for Fund Shares, (3.48)% for Institutional Shares, and (3.71)% for Adviser Shares for the six-month period of June 1, 2014, through November 30, 2014.

 ** The Funds' annualized expense ratio of 1.83% for Adviser Shares above reflects a change effective October 1, 2014. The Manager's expense limitation ratio for the Adviser Shares changed from 2.00% to 1.75% of the Adviser Shares' average net assets. Had the expense limitation ratio of 1.75% been in effect for the entire six-month period of June 1, 2014, through November 30, 2014, the values in the table above would be as shown below.

                                                                                       EXPENSES PAID
                                         BEGINNING               ENDING                DURING PERIOD
                                       ACCOUNT VALUE          ACCOUNT VALUE            JUNE 1, 2014 -
                                        JUNE 1, 2014         NOVEMBER 30, 2014       NOVEMBER 30, 2014
                                       ---------------------------------------------------------------
ADVISER SHARES
Actual                                   $1,000.00               $ 962.90                   $8.61

Hypothetical
 (5% return before expenses)              1,000.00               1,016.29                    8.85

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    USAA.COM select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

201009-0115

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         We Know What It Means to Serve.(R)
   =============================================================================
   25559-0115                                (C)2015, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.







SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     01/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.